STOCKHOLDERS’ EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 8 – STOCKHOLDERS’ EQUITY (DEFICIT)

Under the Company’s Articles of Incorporation, amended on September 10, 2025, the Company is authorized to issue of up to 75,000,000 shares of common stock and 3,000,000 shares of preferred stock, of which 1,000,000 shares of preferred stock are designated for Series A Convertible Preferred Stock.

Private Placement

On July 18, 2025, the Company entered into a securities purchase agreement, which was amended and restated on September 15, 2025 (the “Amended and Restated Purchase Agreement”) with certain accredited investors (collectively, the “Purchasers”) pursuant to which, among other things, the Purchasers agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Purchasers, an aggregate of 258,144 Preferred Stock Warrants and 1,214,766 Common Stock Warrants at the aggregate purchase price of approximately $5.0 million (the “Private Placement”). The purchase price was paid in cash or, in the case of purchaser Cleveland, cash and the cancellation of certain existing debt of the Company held by Cleveland. See Note 7 – Subordinated Debt for additional information.

The Securities were offered to a small select group of accredited investors, as defined in Rule 501 of Regulation D, all of whom have a substantial pre-existing relationship with the Company, including certain executives and affiliates of the Company.

The closing of the Private Placement contemplated by the Amended and Restated Purchase Agreement occurred simultaneously on September 15, 2025 upon the satisfaction of certain customary conditions. Proceeds received, net of offering costs of approximately $652,000, were approximately $4,348,000 consisting of $3,175,000 cash and the aforementioned cancellation of $1,173,000 of outstanding debt. The Private Placement Common Stock Warrants and Preferred Stock Warrants are classified as equity. Accordingly, proceeds, net of offering costs, are included in additional paid-in capital on the Company’s unaudited condensed consolidated balance sheets.

Public Offering

On November 3, 2025, the Company completed an underwritten public offering (the “Public Offering”) of 3,840,000 shares of its common stock at a public offering price of $2.50 per share, and the Company granted the underwriter a 30-day option to purchase up to an additional 576,000 shares of common stock at the public offering price, less underwriting discounts and commissions, to cover over-allotments, subsequently exercised in full. The Company received net proceeds of approximately $9,760,000, after offering costs of approximately $1,280,000.

Common Stock Warrants

In connection with the Company’s registered direct offering (“RDO”) in September 2021, the Company issued five-year Common Stock Warrants to the RDO investors to purchase up to 1,071,430 shares of the Company’s common stock at an exercise price of $7.00 per share and were estimated to have a fair value of approximately $3,874,000.

In May 2022 and in conjunction with entry into a credit facility with Silicon Valley Bank (“SVB”), since terminated, the Company issued five-year Common Stock Warrants to purchase up to 128,000 shares of the Company’s common stock at an exercise price of $2.53 per share and had a fair value of approximately $173,000. These SVB Common Stock Warrants were subsequently transferred to Cleveland and others.

In June 2022 and in conjunction with the entry into an amendment of the credit facility with SVB, the Company issued twelve-year Common Stock Warrants to purchase up to 40,806 shares of the Company’s common stock at an exercise price of $2.23 per share and had a fair value of approximately $80,000.

In November 2023 and in conjunction with the entry into the 2023 Subordinated LOC with Cleveland, the Company issued Common Stock Warrants to purchase up to 41,196 shares of the Company’s common stock at an exercise price of $3.24 per share with a fair value of approximately $92,000.

In September 2025 and in conjunction with the Private Placement, the Company issued Common Stock Warrants to purchase up to 1,214,766 shares of the Company’s common stock at an exercise price of $1.715 per share and exercisable for five years from date of issuance.

Activity in the Company’s Common Stock Warrants during the nine months ended March 31, 2026 is reflected below:

	Number of Common Stock Warrants	Weighted Average Exercise Price Per Warrant	Weighted Average Remaining Contract Term (years)
Outstanding and exercisable at June 30, 2025	1,413,110	$6.14	1.48
Issued	1,214,766	$1.72	4.46
Exercised	-
Expired and cancelled	(131,678)	$4.80
Outstanding and exercisable at March 31, 2026	2,496,198	$4.06	2.62

Activity in the Company’s Common Stock Warrants during the nine months ended March 31, 2025 is reflected below:

	Number of Common Stock Warrants	Weighted Average Exercise Price Per Warrant	Weighted Average Remaining Contract Term (years)
Outstanding and exercisable at June 30, 2024	1,413,110	$6.14	2.48
Issued	-
Exercised	-
Expired and cancelled	-
Outstanding and exercisable at March 31, 2025	1,413,110	$6.14	1.73

Preferred Stock Warrants

In September 2025 and in conjunction with the Private Placement, the Company issued Preferred Stock Warrants to purchase up to 258,144 shares of the Company’s Series A Preferred Stock at an exercise price of $0.001 per share which are then convertible to 2,429,523 shares of common stock, subject to certain adjustments. The Preferred Stock Warrants do not expire. Activity during the nine months ended March 31, 2026 is reflected below:

	Number of Preferred Warrants	Weighted Average Exercise Price per Warrant	Convertible to Common Shares	Weighted Average Remaining Contract Term (years)
Outstanding and exercisable at June 30, 2025	-
Issued	258,144	$0.001	2,429,523	N/A
Exercised	-
Expired and cancelled	-
Outstanding and exercisable at March 31, 2026	258,144	$0.001	2,429,523	N/A

Equity Award Plans

On February 17, 2015, the Company’s stockholders approved the 2014 Equity Incentive Plan (the “2014 Plan”). The 2014 Plan offered certain employees, directors, and consultants the opportunity to acquire the Company’s common stock subject to service vesting requirements to encourage such persons to remain employed by the Company and to attract new employees. The 2014 Plan allowed for the award of the Company’s common stock and stock options, representing up to 1,000,000 shares of the Company’s common stock. In November 2024, the 2014 Plan expired pursuant to its terms and no shares of the Company’s common stock remain available for future grants under the 2014 Plan.

On April 29, 2021, the Company’s stockholders approved the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan authorizes the issuance of awards for up to 2,000,000 shares of common stock in the form of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock units, restricted stock awards and unrestricted stock awards to officers, directors and employees of, and consultants and advisors to, the Company or its affiliates. As of March 31, 2026, 434,126 shares of the Company’s common stock were available for future grants under the 2021 Plan.

On May 28, 2025, the Company’s stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan authorizes the issuance of awards for up to 1,000,000 shares of common stock in the form of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock units, restricted stock awards and unrestricted stock awards to officers, directors and employees of, and consultants and advisors to, the Company or its affiliates. As of March 31, 2026, 1,000,000 shares of the Company’s common stock were available for future grants under the 2025 Plan.

Stock Options

Activity in the Company’s stock options during the nine months ended March 31, 2026 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (years)	Aggregate intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2025	796,660	$4.10			$3.08
Granted	536,239	$1.88			$1.23
Exercised	(62,125)	$4.10			$3.40
Forfeited and cancelled	(304,440)	$3.43		$115,095	$2.54
Outstanding at March 31, 2026	966,334	$3.08	6.75		$2.21
Exercisable at March 31, 2026	729,335	$3.47	6.23		$2.52

Activity in the Company’s stock options during the nine months ended March 31, 2025 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (years)	Aggregate intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2024	1,605,060	$4.85
Granted	-
Exercised	-
Forfeited and cancelled	(387,535)	$3.39
Outstanding at March 31, 2025	1,217,525	$5.32	5.34
Exercisable at March 31, 2025	766,905	$6.39	3.60

The Company uses the Black-Scholes valuation model to calculate the fair value of stock options at the date of grant. Weighted average annualized percentages and expected term inputs used in Black-Scholes valuations during the periods listed below are:

	Nine Months Ended March 31,
	2026	2025 (1)
Expected volatility	95.46%
Risk free interest rate	3.85%
Dividend yield	0%
Expected term (years)	5.87

(1)	No stock options were issued during the nine months ended March 31, 2025.

Restricted Stock Units and Performance Stock Units

The Company’s Equity Award Plans allows for grants of Restricted Stock Units (“RSUs”), which include performance-based stock units (“PSUs”). The awards are subject to the terms and conditions provided in (i) the Restricted Stock Unit Award Agreement for time-based awards, and (ii) the Performance Restricted Stock Unit Award Agreement for PSUs. Subject to vesting requirements set forth in the applicable RSU or PSU award agreement, one share of common stock is issuable for one vested RSU or PSU, as applicable. The fair value of time-based RSUs and PSUs without a market condition is the closing stock price of the Company’s common stock on the date of grant. The fair value of PSUs with market conditions is determined using the Monte Carlo valuation method.

On April 18, 2024, a total of 68,228 time-based RSUs were authorized by the Company’s Board of Directors to be granted to the Company’s four non-executive directors under the amended 2014 Plan and the 2021 Plan. On May 28, 2025, a total of 200,000 time-based RSUs were authorized by the Company’s Board of Directors to be granted to the Company’s four non-executive directors under the 2021 Plan.

On August 1, 2025, a total of 121,951 time-based RSUs were granted by the Company’s Board of Directors under the 2021 Plan to the Company’s Chief Executive Officer (“CEO”). Also on August 1, 2025, a total of 182,927 PSUs were granted by the Company’s Board of Directors under the 2021 Plan to the Company’s CEO, of which 122,561 PSUs contained only performance conditions and 60,366 PSUs contained a market condition.

Activity in RSUs, including PSUs, during the nine months ended March 31, 2026 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contract Term (years)
Outstanding at June 30, 2025	200,000	$1.60	0.91
Granted	304,878	$1.43	0.16
Vested and settled	-
Forfeited and cancelled	-
Outstanding at March 31, 2026	504,878	$1.50	1.44

Activity in RSUs during the nine months ended March 31, 2025 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contract Term (years)
Outstanding at June 30, 2024	114,666	$5.56
Granted	-
Vested and settled	(34,668)	$7.30
Forfeited and cancelled	(11,770)	$8.00
Outstanding at March 31, 2025	68,228	$4.25	0.05

Employee Stock Purchase Plan

On March 6, 2023, the Company’s Board of Directors approved the 2023 Employee Stock Purchase Plan (the “2023 ESPP”), and on April 20, 2023, the 2023 ESPP was approved by the Company’s stockholders. The 2023 ESPP enables eligible employees of the Company and certain of its subsidiaries (a “Participating Subsidiary”) to use payroll deductions to purchase shares of the Company’s Common Stock and acquire an ownership interest in the Company. The maximum aggregate number of shares of the Company’s Common Stock that have been reserved as authorized for the grant of options under the 2023 ESPP is 350,000 shares, subject to adjustment as provided for in the 2023 ESPP. Participation in the 2023 ESPP is voluntary and is limited to eligible employees (as such term is defined in the 2023 ESPP) of the Company or a Participating Subsidiary who (i) has been employed by the Company or a Participating Subsidiary for at least 90 days and (ii) is customarily employed for at least twenty (20) hours per week and more than five (5) months in any calendar year. Each eligible employee may authorize payroll deductions of 1-15% of the eligible employee’s compensation on each pay day to be used to purchase up to 1,500 shares of Common Stock for the employee’s account occurring during an offering period. The 2023 ESPP has a term of ten (10) years commencing on April 20, 2023, the date of approval by the Company’s stockholders, unless otherwise earlier terminated.

Under the provisions of the 2023 ESPP, participants purchase common stock at 85% of the closing price of the Company’s common stock at the start or end of each six-month offering period, whichever is lower. Common stock purchases under the 2023 ESPP are reflected below:

	Common Stock	Price per Share
Shares authorized under the 2023 ESPP	350,000

Purchase - March 28, 2024	37,543	$2.80
Purchase - September 30, 2024	20,987	$2.58
Purchase - March 31, 2025	29,350	$1.46
Purchase - September 30, 2025	26,312	$1.39
Purchase - March 31, 2026	21,248	$0.91

Available under the 2023 ESPP as of March 31, 2026	214,560

Stock-based Compensation Expense

Stock-based compensation (“SBC”) expense represents the estimated fair value of stock options, RSUs, PSUs and ESPP shares at the beginning of each offering period, amortized under the straight-line method over the requisite service period and reduced for estimated forfeitures. For PSUs with only performance conditions, recognition of SBC expense is delayed until the performance-based vesting conditions are deemed probable of being achieved, at which time the unrecognized SBC to date is recognized. For PSUs with market conditions, SBC expense is recognized beginning on the date of grant over the requisite service period regardless of whether the market condition is ultimately satisfied.

At March 31, 2026, none of the PSUs with performance only conditions were deemed to be probable of achievement and no related stock-based compensation has been recognized to date. The following table summarizes SBC expense:

	Three months ended March 31,		Nine months ended March 31,
	2026	2025	2026	2025
Selling and administrative	$220,000	$161,000	$694,000	$730,000
Research and development	20,000	45,000	40,000	101,000
Total stock-based compensation expense	$240,000	$206,000	$734,000	$831,000

At March 31, 2026, the unamortized SBC expense related to outstanding stock options and RSUs was approximately $1,075,000 and $459,000, respectively, expected to be expensed over the weighted-average remaining recognition period 1.33 years and one year, respectively.

At March 31, 2025, the unamortized SBC expense related to outstanding stock options and RSUs was approximately $927,000 and $17,000, respectively, expected to be expensed over the weighted-average remaining recognition period of 1.22 years and one month, respectively.

NOTE 9 – STOCKHOLDERS’ EQUITY (DEFICIT)

Authorized Shares of Common Stock

On May 28, 2025, the Company’s stockholders approved an increase in the number of authorized common shares to 75,000,000 shares from 30,000,000 shares.

Authorized Shares of Preferred Stock

As of June 30, 2025, there are no outstanding shares of the Company’s preferred stock.

On August 29, 2025, our stockholders approved the amendment and restatement of our Articles of Incorporation to, among other things, (i) increase the aggregate number of authorized shares of preferred stock from 500,000 to 3,000,000, $0.001 par value per share (“Preferred Stock”), and (ii) grant the Board authority to fix the rights and preferences of the preferred stock by resolution from time to time, and (iii) designate 1,000,000 shares of Preferred Stock as “Series A Convertible Preferred Stock”, $0.001 par value per share (the “Series A Preferred Stock”), with rights, preferences, privileges and restrictions all as set forth in the Second Amended and Restated Certificate of Incorporation. The Second Amended and Restated Certificate of Incorporation was filed with the State of Nevada on September 10, 2025.

Warrants

In connection with the Company’s Registered Direct Offering (“RDO”) in September 2021, the Company issued five-year warrants to the RDO investors to purchase up to 1,071,430 shares of the Company’s common stock at an exercise price of $7.00 per share and were estimated to have a fair value of approximately $3,874,000. The warrants were exercisable immediately and are limited to beneficial ownership of 4.99% at any point in time in accordance with the warrant agreement.

In May 2022 and in conjunction with entry into a credit facility with Cleveland, HPO, and other lenders (together with Cleveland and HPO, the “Lenders”), the Company issued five-year warrants to the Lenders to purchase up to 128,000 shares of the Company’s common stock at an exercise price of $2.53 per share and had a fair value of approximately $173,000.

In June 2022 and in conjunction with the entry into the Second Amendment to the Loan and Security Agreement with SVB, the Company issued twelve-year warrants to SVB and its designee, SVB Financial Group, to purchase up to 40,806 shares of the Company’s common stock at an exercise price of $2.23 per share and had a fair value of approximately $80,000.

In November 2023 and in conjunction with the entry into the 2023 Subordinated LOC, the Company issued five-year warrants to Cleveland Capital, L.P. to purchase up to 41,196 shares of the Company’s common stock at an exercise price of $3.24 per share with a fair value of approximately $92,000.

Warrant detail for the year ended June 30, 2025 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Weighted Average Remaining Contract Term (# years)
Outstanding and exercisable at June 30, 2024	1,413,110	$6.14
Issued	-	-
Exercised	-	-
Forfeited and cancelled	–	–
Outstanding and exercisable at June 30, 2025	1,413,110	6.14	1.48

Warrant detail for the year ended June 30, 2024 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Weighted Average Remaining Contract Term (# years)
Outstanding and exercisable at June 30, 2023	1,455,119	$6.10
Issued	41,196	3.24
Exercised	-	-
Forfeited and cancelled	(83,205)	4.00
Outstanding and exercisable at June 30, 2024	1,413,110	6.14	2.48

The Company uses the Black-Scholes valuation model to calculate the fair value of warrants. The fair value of warrants was measured at the issuance date using the assumptions in the table below:

	Year ended June 30,
	2025(1)	2024
Expected volatility	-	83.70%
Risk free interest rate	-	4.65%
Dividend yield	-	-%
Expected term (years)		5.00

(1)	No warrants were issued during the year ended June 30, 2025.

Equity Award Plans

On February 17, 2015, the Company’s stockholders approved the 2014 Equity Incentive Plan (the “2014 Plan”). The 2014 Plan offers certain employees, directors, and consultants the opportunity to acquire the Company’s common stock subject to vesting requirements and serves to encourage such persons to remain employed by the Company and to attract new employees. The 2014 Plan expired on November 26, 2024, at which time no future stock or stock option awards could be granted

On April 29, 2021, the Company’s stockholders approved the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan authorizes the issuance of awards for up to 2,000,000 shares of common stock in the form of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock units, restricted stock awards and unrestricted stock awards to officers, directors and employees of, and consultants and advisors to, the Company or its affiliates. As of June 30, 2025, 1,133,892 shares of the Company’s common stock were available for future grants under the 2021 Plan.

On May 28, 2025, the Company’s stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan authorizes the issuance of awards for up to 1,000,000 shares of common stock in the form of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock units, restricted stock awards and unrestricted stock awards to officers, directors and employees of, and consultants and advisors to, the Company or its affiliates. As of June 30, 2025, 1,000,000 shares of the Company’s common stock were available for future grants under the 2025 Plan.

Stock Options

Activity in stock options during the year ended June 30, 2025 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)	Aggregate intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2024	1,605,060	$4.85
Granted	–	–
Exercised	–	–
Forfeited and cancelled	(808,400)	5.60
Outstanding at June 30, 2025	796,660	4.10	7.10
Exercisable at June 30, 2025	385,189	4.71	6.08

Activity in stock options during the year ended June 30, 2024 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)	Aggregate intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding at June 30, 2023	973,400	$6.44
Granted	1,034,204	3.45			$2.24
Exercised	(100,104)	3.40		$97,593
Forfeited and cancelled	(302,440)	5.66
Outstanding at June 30, 2024	1,605,060	4.85	7.96
Exercisable at June 30, 2024	426,363	8.72	4.92

The Company uses the Black-Scholes valuation model to calculate the fair value of warrants. Weighted average annualized percentages and expected term inputs used in Black-Scholes valuations during the periods are listed below:

	Year ended June 30,
	2025(1)	2024
Expected volatility		80.06%
Risk free interest rate		4.86
Dividend yield		–
Expected term (years)		6.00

(1)	No stock options were granted during the year ended June 30, 2025.

Restricted Stock Units

On November 5, 2020, the Company’s Board of Directors approved an amendment to the 2014 Plan, to allow for grants of Restricted Stock Units (“RSUs”). Subject to vesting requirements set forth in the RSU Award Agreement, one share of common stock is issuable for one vested RSU. On April 18, 2024, a total of 68,228 time-based RSUs were authorized by the Company’s Board of Directors to be granted to the Company’s four non-executive directors under the amended 2014 Plan and the 2021 Plan. On May 28, 2025, a total of 200,000 time-based RSUs were authorized by the Company’s Board of Directors to be granted to the Company’s four non-executive directors under the 2021 Plan.

Activity in RSUs during the year ended June 30, 2025 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2024	114,666	$5.56
Granted	200,000	1.60
Vested and settled	(102,896)	5.28
Forfeited and cancelled	(11,770)	8.00
Outstanding at June 30, 2025	200,000	1.60	0.91

Activity in RSUs during the year ended June 30, 2024 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2023	193,749	$6.09
Granted	68,228	4.25
Vested and settled	(136,956)	5.55
Forfeited and cancelled	(10,355)	6.91
Outstanding at June 30, 2024	114,666	5.56	0.61

Employee Stock Purchase Plan

On March 6, 2023, the Company’s Board of Directors approved the 2023 Employee Stock Purchase Plan (the “2023 ESPP”), and on April 20, 2023, the 2023 ESPP was approved by the Company’s stockholders. The 2023 ESPP enables eligible employees of the Company and certain of its subsidiaries (a “Participating Subsidiary”) to use payroll deductions to purchase shares of the Company’s common stock and acquire an ownership interest in the Company. The maximum aggregate number of shares of the Company’s common stock that have been reserved as authorized for the grant of options under the 2023 ESPP is 350,000 shares, subject to adjustment as provided for in the 2023 ESPP. Participation in the 2023 ESPP is voluntary and is limited to eligible employees (as such term is defined in the 2023 ESPP) of the Company or a Participating Subsidiary who (i) has been employed by the Company or a Participating Subsidiary for at least 90 days and (ii) is customarily employed for at least twenty (20) hours per week and more than five (5) months in any calendar year. Each eligible employee may authorize payroll deductions of one to 15% of the eligible employee’s compensation on each pay day to be used to purchase up to 1,500 shares of common stock for the employee’s account occurring during an offering period. The 2023 ESPP has a term of ten (10) years commencing on April 20, 2023, the date of approval by the Company’s stockholders, unless otherwise earlier terminated.

Under the provisions of the 2023 ESPP, participants purchase common stock at 85% of the closing price of the Company’s common stock at the start or end of each six-month offering period, whichever is lower. On March 31, 2025, participants in the offering period ending March 31, 2025 purchased 29,350 shares of common stock at $1.46 per share. On March 28, 2025, participants in the offering period ending September 30, 2024 purchased 20,987 shares of common stock at $2.58 per share. While the purchase price for the offering period ending September 30, 2024 under the 2023 ESPP had been established as of September 30, 2024, the Company was unable to issue shares of its common stock until it became current with its required SEC filings. On March 28, 2024, participants in the offering period ending March 28, 2024 purchased 37,543 shares of common stock at $2.80 per share. At June 30, 2025, there were 252,120 shares of the Company’s common stock available for grant under the 2023 ESPP.

Stock-based Compensation

Stock-based compensation expense for the fiscal years ended June 30, 2025 and 2024 represents the estimated fair value of stock options and RSUs at the time of grant, and ESPP shares at the beginning of each offering period, amortized under the straight-line method over the expected vesting period and reduced for estimated forfeitures of options and RSUs. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from original estimates. At June 30, 2025, the aggregate intrinsic value of exercisable stock options was zero.

The following table summarizes stock-based compensation expense for employee and non-employee stock option and RSU grants and ESPP participation:

	Year ended June 30,
	2025	2024
Research and development	$127,000	$236,000
Selling and administrative	852,000	1,335,000
Total stock-based compensation expense	$979,000	$1,571,000

At June 30, 2025, the unamortized stock-based compensation expense relating to outstanding stock options and RSUs was approximately $729,000 and $312,000, respectively, and these amounts are expected to be expensed over the weighted-average remaining recognition period of 1.1 years and 0.9 years, respectively.